Equity-Based Compensation - Additional Information (Details)		1 Months Ended		3 Months Ended			12 Months Ended
	Jun. 15, 2023 $ / shares shares	May 31, 2023	May 31, 2022	Mar. 31, 2024 USD ($) Employee $ / shares shares	Sep. 30, 2023 Employee	Mar. 31, 2023 USD ($) Employee	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2024 shares	Sep. 14, 2023 $ / shares shares	Jun. 14, 2023 shares	Jan. 01, 2023 shares	Jun. 25, 2021 shares	Dec. 31, 2020 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of options exercised | $							$ 0	$ 800,000
Unrecognized equity-based compensation expense | $							33,100,000
Payment, fair value of tax withholding and remitted taxes share-based payment arrangement | $				$ 206,000		$ 2,128,000	$ 2,178,000	$ 183,000
Weighted-average remaining period							2 years 4 months 28 days
Number of employees terminated | Employee				40	25	100
Reduction to equity-based compensation expense | $				$ 500,000		$ 600,000
Common stock, par value | $ / shares				$ 0.0001			$ 0.0001	$ 0.0001
Consecutive trading days							30 days
Vesting percentage exercisable of the first four anniversaries	25.00%
Number of warrants issued														79,612
Warrants or rights exercise price per share | $ / shares														$ 126
Warrants vesting percentage on grant date														25.00%
Warrants vesting percentage after one year from grant date														25.00%
Warrants and rights outstanding, term							7 years							10 years
Unvested							318,440
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable							79,612
Warrants will be recognized over the requisite service period							4 years 3 months
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Number of warrants issued							543,590
Warrants or rights exercise price per share | $ / shares							$ 11.24
Time Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option vest based on continued service	159,221
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reduction to equity-based compensation expense | $							$ 1,000,000
2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation number of shares available for grant				508,629			254,995					254,995
Payment, fair value of tax withholding and remitted taxes share-based payment arrangement | $				$ 200,000			$ 2,200,000	$ 200,000
Maximum percentage of annual increase in shares available for issuance of awards							5.00%
Fair value of awards vested | $							$ 9,600,000	14,400,000
Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation number of shares available for grant											477,661
Inducement Plan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation number of shares available for grant	477,661
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation number of shares available for grant							137,976
Common stock at a price equal			85.00%
Common stock issued							47,257
Average price per share | $ / shares							$ 13.78
Maximum percentage of annual increase in shares available for issuance of awards		1.00%
Maximum [Member] | Time Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							5 years
Maximum [Member] | 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation number of shares available for grant									335,295			312,162	608,851
Maximum [Member] | 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							5 years
Minimum [Member] | Time Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							4 years
Minimum [Member] | 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							3 years
RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of RSU, vested | $				$ 1,800,000		$ 5,900,000	$ 7,900,000	$ 2,200,000
Share-based compensation arrangement by share-based payment award, award vesting period							4 years
RSUs [Member] | Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							1 year
Performance Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price per option | $ / shares							$ 22.02
Number of options exercisable							0
Option vest based on performance	318,440
Performance Vesting Options [Member] | Vesting Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested	79,610
Share Price | $ / shares	$ 50
Performance Vesting Options [Member] | Vesting Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested	79,610
Share Price | $ / shares	$ 75
Performance Vesting Options [Member] | Vesting Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested	79,610
Share Price | $ / shares	$ 100
Performance Vesting Options [Member] | Vesting Tranche Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested	79,610
Share Price | $ / shares	$ 125
Performance Vesting Options [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							5 years
Performance Vesting Options [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							4 years
Amended Underwater Options [member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee Benefits and Share-Based Compensation | $							$ 1,600,000
Exercise price | $ / shares										$ 17.35
Unrecognized equity-based compensation expense | $							$ 1,500,000
Weighted-average remaining period							1 year 7 months 6 days
Number of options vested							255,174
Equity instruments other than options issued minimum threshold exercise price to consider repricing | $ / shares								$ 50
Amended Underwater Options outstanding										531,515
Unvested							276,341
Amended Underwater Options [member] | Maximum [Member] | Board of Directors, CEO and Executive Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options threshold exercise price to excluded from repricing | $ / shares							$ 50